Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
REX-Osprey(TM) XRP ETF
Shareholder Report [Line Items]
Fund Name	REX-Osprey™ XRP ETF
Class Name	REX-Osprey™ XRP ETF
Trading Symbol	XRPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX-Osprey™ XRP ETF for the period of September 18, 2025 (inception) to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/xrpr/. You can also contact us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/xrpr/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-Osprey™ XRP ETF	24¹	0.75%²

¹	Costs are for the period of September 18, 2025 to February 28, 2026. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.75%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 18, 2025 to February 28, 2026. Costs for a full annual period would be higher.
Net Assets	$ 59,082,064
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 306,682
Investment Company, Portfolio Turnover	35.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Net Assets	$59,082,064
Number of Holdings	4
Total Net Advisory Fee	$306,682
Portfolio Turnover Rate	35.26%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of February 28, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top Holdings
Marex Reverse Repurchase Agreement 3.016% 3/5/26	213.26%
XRP	58.90%
CoinShares XRP ETP	38.82%
First American Government Obligations Fund - Institutional Class 3.594%	0.34%

[1]	Costs are for the period of September 18, 2025 to February 28, 2026. Costs for a full annual period would be higher.
[2]	Annualized.